IDEX MUTUAL FUNDS

                      IDEX AMERICAN CENTURY INCOME & GROWTH

                 SUPPLEMENT DATED MARCH 28, 2001, TO PROSPECTUS
                      DATED MARCH 1, 2001, AS SUPPLEMENTED
                        MARCH 1, 2001 AND MARCH 22, 2001

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND ON PAGE 87 UNDER THE 5 YEAR IDEX HYPOTHETICAL COLUMN:

The correct hypothetical return is 15.62%.

ISF00041